Financial Assets and Liabilities - Summary of Future Minimum Lease Commitments Payable with Non-cancellable Operating Leases (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases	₱ 151,905	₱ 62,216
Within 12 months [Member]
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases	36,287	14,658
Later than one year and not later than five years [Member]
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases	86,780	24,095
More than five years [Member]
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases	₱ 28,838	₱ 23,463